Accounts receivable	12 Months Ended
Dec. 31, 2020
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2020		2019		2018
Receivables	Ps.	854,402	Ps.	766,748	Ps.	728,552
Allowance for doubtful accounts (note 7 b.)		(20,759)		(8,992)		(31,986)
	Ps.	833,643	Ps.	757,756	Ps.	696,566

Accounts receivables represent principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2020, 2019 and 2018, amounts receivable for passenger charges amounted to Ps. 658,269. Ps. 625,246 and Ps.577,391, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2020, 2019 and 2018, the balance of the allowance for doubtful accounts was Ps.20,759, Ps.8,992 and Ps.31,986 respectively.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2020	2019	2018
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	33.00	21.16	23.76
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	28.10	27.40	24.20
Aerolitoral, S. A. de C. V.	8.98	20.88	21.47
Aerovías de México, S. A. de C.V.	4.74	6.70	7.15

	Year ended December 31,
	2020	2019	2018
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	10.49	13.26	14.99
Aeroenlaces Nacionales, S. A. de C. V.	21.07	17.79	16.84
ABC Aerolíneas, S. A. de C. V.	4.24	10.38	11.19
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	17.36	16.11	13.79
Aerovías de México, S. A. de C. V.	4.07	4.07	4.41

On June 30, 2020, Grupo Aeromexico, S.A.B. de C.V. and certain of its subsidiaries, including Aerolitoral, S.A. de C.V. and Aerovias de Mexico, S.A. de C.V. entered into reorganization proceedings under Chapter 11 of the U.S. Bankruptcy Law.  As of December 31, 2020, and the date of issuance of the financial statements, both Aerolitoral, S.A. de C.V. and Aerovias de Mexico, S.A. de C.V. are substantially current in their payments with the Company and continue to operate the Company's Airports.

During the last quarter of 2020, ABC Aerolíneas, S.A. de C.V. ceased operating at the Company's airports.  The amount of accounts receivable from this customer at December 31, 2020 is not material.

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2020		2019		2018

Beginning balance	Ps.	8,992	Ps.	31,986	Ps.	38,223
Increases(Decrease)		18,342		(241)		(5,960)
Cancelation		(5,542)		—		—
Write-off		(1,033)		(22,753)		(277)
Ending balance	Ps.	20,759	Ps.	8,992	Ps.	31,986

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2020, with the expected loss model used by the Company, are presented below:

	Airports		Others		Total

Gross book value	Ps.	784,108	Ps.	28,251	Ps.	812,359
Collateral		1,584,553		8,048		1,592,601

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	8,847	Ps.	145	Ps.	8,992
(Decrease) increase in the provision		15,156		3,186		18,342
Cancelations		(5,542)		—		(5,542)
Write-off		(1,033)		—		(1,033)
Ending balance	Ps.	17,428	Ps.	3,331	Ps.	20,759